Investment Objectives and Goals - Tactical Advantage ETF	Jul. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	TACTICAL ADVANTAGE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Tactical Advantage ETF (the “Fund”) seeks long-term capital appreciation as its primary objective. In pursuing its objective, the Fund will strive to limit the volatility of its returns to below that of the equity markets in general.